SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Air Touch Member)	6 Months Ended
Jun. 30, 2011
Air Touch Member
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements primarily reflect the financial position, results of operations and cash flows of the Company (as discussed above).  The accompanying unaudited condensed consolidated financial statements of Subsidiary have been prepared in accordance with GAAP for interim financial information and pursuant to the instructions to Form 10-Q and Article 8 of Regulation S-X of the Securities and Exchange Commission (“SEC”).  Accordingly, these interim financial statements do not include all of the information and footnotes required by GAAP for annual financial statements.  In the opinion of management, all adjustments (consisting only of normal recurring adjustments) considered necessary for a fair presentation have been included.  Operating results for the six months ended June 30, 2011 are not necessarily indicative of the results that may be expected for the year ending December 31, 2011, or for any other period.  Amounts related to disclosures of December 31, 2010, balances within those interim condensed consolidated financial statements were derived from the audited 2010 consolidated financial statements and notes thereto filed on Form 8-K/A on April 27, 2011.

Use of Estimates

These unaudited condensed consolidated financial statements should be read in conjunction with the audited financial statements and notes thereto for the Company included in AirTouch Communications, Inc. Form 8-K/A filed on April 27, 2011 with the SEC.  In preparing these condensed consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the condensed consolidated financial statements and the reported amount of revenues and expenses during the reporting periods.  Actual results could differ from those estimates.  Significant estimates and assumptions included in the Company’s condensed consolidated financial statements relate to the recognition of revenues, the estimate of the allowance for doubtful accounts, the estimate of inventory reserves, estimates of loss contingencies, valuation of long-lived assets, deferred revenues, accrued other liabilities, and valuation assumptions related to share based payments and derivative liability.

Going Concern

The Company sustained operating losses during the six months ended June 30, 2011 and the year ended December 31, 2010.  The Company’s continuation as a going concern is dependent on its ability to generate sufficient cash flows from operations to meet its obligations and/or obtaining additional financing from its members or other sources, as may be required.

The accompanying condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern; however, the above condition raises substantial doubt about the Company’s ability to do so. The condensed consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern.

In 2011, Management plans are to obtain additional contracts from customers to improve profitability and raise additional capital to build the infrastructure to support the growth of the Company.  See Note 17.

Principles of Consolidation

The condensed consolidated financial statements include the accounts of the Company and Subsidiary.    In April 2011, the Company acquired a 49% interest in Waxess Research & Development, a California corporation (“WR&D”).  WR&D provides certain research and development services to the Company via exclusive contractual agreements.  WR&D also manages third party research and development firms on behalf of the company.  As a result of the Contractual Agreements, the Company maintains the ability to control WR&D, are entitled to substantially all of the economic benefits from WR&D and are obligated to absorb all of WR&D’s expected losses.  Therefore, the Company consolidates WR&D in accordance with SEC Regulation SX-3A-02 and Accounting Standards Codification (“ASC”) 810, Consolidation. All intercompany transactions and balances have been eliminated in consolidation.

Cash and Cash Equivalents

Cash equivalents are comprised of certain highly liquid investments with maturities of three months or less when purchased.  The Company maintains its cash in bank deposit accounts which at times may exceed federally insured limits.  The Company had no cash equivalents as of June 30, 2011 and December 31, 2010.

Accounts Receivable

Accounts receivable consists of trade accounts arising in the normal course of business. No interest is charged on past due accounts.  Accounts for which no payments have been received after 30 days are considered delinquent and customary collection efforts are initiated.  Accounts receivable are carried at original invoice amount less a reserve made for doubtful receivables based on a review of all outstanding amounts on a monthly basis.

Management determines the allowance for doubtful accounts by regularly evaluating individual customer receivables and considering a customer’s financial condition and credit history, and current economic conditions.  There was no allowance for doubtful accounts at June 30, 2011.

Accounts receivables are written off when deemed uncollectible.  Recoveries of accounts receivable previously written off are recorded when received.  Accounts receivable at June 30, 2011 were $283,364 and there were no Accounts receivables at December 31, 2010.

Inventory

Inventory is stated at lower of cost or market on a first-in, first-out basis. Inventory consists of purchased finished goods and parts used by the contract manufacturer. There was no reserve for inventory at June 30, 2011 and December 31, 2010.

Deferred Financing Costs

Deferred financing costs incurred from the sale of convertible debt are capitalized and amortized over the remaining life of the convertible debt.

Equipment

Equipment is stated at cost. Major improvements and betterments are capitalized. Maintenance and repairs are expensed as incurred. Equipment is depreciated over five years. Depreciation is computed using the straight-line method for financial reporting purposes.

Depreciation expense for the six months ended June 30, 2011 and 2010 was $15,240 and $37,119, respectively. Tooling equipment is purchased for use by the contract manufacturer and the contract firm performing research and development services.

Intangible Assets

Intangible assets primarily consist of legal costs associated with filing and maintaining patent applications.  The Company accounts for patents in accordance with ASC 350-30 and ASC 360. The Company amortizes the capitalized patent costs on a straight-line basis over a period of 10 years, which is management’s estimated useful life of the patents.  Amortization expense for the six month periods ended June 30, 2011 and 2010 was $9,846 and $13,244, respectively.

Long-Lived Assets

In accordance with ASC 350-30, the Company evaluates long-lived assets for impairment whenever events or changes in circumstances indicate that their net book value may not be recoverable. When such factors and circumstances exist, the Company compares the projected undiscounted future cash flows associated with the related asset or group of assets over their estimated useful lives against their respective carrying amount. Impairment, if any, is based on the excess of the carrying amount over the fair value, based on market value when available, or discounted expected cash flows, of those assets and is recorded in the period in which the determination is made.

The Company’s management currently believes there is no impairment of its long-lived assets. There can be no assurance, however, that market conditions will not change or demand for the Company’s products under development will continue. Either of these could result in future impairment of long-lived assets.

Fair Value of Financial Instruments

The fair value accounting guidance defines fair value as “the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.”  The definition is based on an exit price rather than an entry price, regardless of whether the entity plans to hold or sell the asset.  This guidance also establishes a fair value hierarchy to prioritize inputs used in measuring fair value as follows:

•	Level 1: Observable inputs such as quoted prices in active markets;

•	Level 2: Inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and

•	Level 3: Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The carrying value of the Company's derivative liability at June 30, 2011 and December 31, 2010 consists of Level 2 assumptions used in its valuation, which are based on significant other observable inputs of variable reference rates and volatilities.

This carrying value of accounts payables and accrued expenses approximates the fair value due to their short-term maturities.

Revenue Recognition

Revenues are derived from the sale of product purchased from a supplier.  The Company recognizes revenue on arrangements in accordance with FASB ASC No. 605, “Revenue Recognition.” In all cases, revenue is recognized when all of the following conditions exist: (a) persuasive evidence of an arrangement exists in the form of an accepted purchase order or equivalent documentation; (b) delivery has occurred, based on shipping terms, or services have been provided; (c) the Company’s price to the buyer is fixed or determinable, as documented on the accepted purchase order or similar documentation; and (d) collectability is reasonably assured.

Research and Development Costs

Research and development costs consist of expenditures for the research and development of new products and technology related to the Company’s products. The Company expenses all costs associated with research and development. Research and development costs for the six months ended June 30, 2011 and 2010 totaled $1,040,209 and 740,401, respectively.

Advertising Costs

Advertising costs are expensed as incurred. Advertising and promotional expense for the  six months  ended June 30, 2011 and 2010 totaled approximately $16,500 and $19,000, respectively, and are included in selling, general and administrative expense in the accompanying statements of operations.

Shipping and Handling Costs

Shipping and handling costs are charged to operations when incurred and are included in selling, general, and administrative expenses in the accompanying statements of operations. Shipping and other related costs for the six months ended June 30, 2011 totaled approximately $5,960 and there were no shipping and handling costs in the six months ended June 30, 2010.

Income Taxes

Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

The Company calculates a provision for income taxes using the asset and liability method, under which deferred tax assets and liabilities are recognized by identifying the temporary differences arising from the different treatment of items for tax and accounting purposes. In determining the future tax consequences of events that have been recognized in the financial statements or tax returns, judgment and interpretation of statutes is required. Additionally, the Company uses tax planning strategies as a part of its tax compliance program. Judgments and interpretation of statutes are inherent in this process.

Derivative Accounting Policy

Convertible Notes Payable and Derivative Liabilities: The Company accounts for convertible notes payable and warrants in accordance with ASC Topic 815 (“Derivatives and Hedging”). This standard requires the conversion feature of convertible debt be separated from the host contract and presented as a derivative instrument if certain conditions are met. ASC 815-40-15, formerly Emerging Issue Task Force (EITF) 00-19, "Accounting for Derivative Financial Instruments Indexed to and Potentially Settled in a Company’s Own Stock" and ASC 815-40-25, formerly EITF 05-2, "The Meaning of ‘Conventional Convertible Debt Instrument;’ in issue No. 00-19" were also analyzed to determine whether the debt instrument is to be considered a conventional convertible debt instrument and classified in stockholders' equity.

All convertible notes payable were evaluated and determined not to be conventional convertible debt instruments and therefore, because of certain terms and provisions including liquidating damages under the associated registration rights agreement, embedded conversion options were bifurcated and accounted for as derivative liability instruments. The stock warrants issued in conjunction with the convertible notes payable were also evaluated and determined to be a derivative instrument and, therefore, classified as a liability on the balance sheet. The accounting guidance also requires that the conversion feature and warrants be recorded at fair value for each reporting period with changes in fair value recorded in the consolidated statements of operations.

On April 28, 2011, holders of $5,217,500 of the face amount of the Company’s convertible notes exercised their right to convert their notes into common stock of the Company. In connection with the consummation of the Private Placement, the Bridge Warrants held by the investors were converted into three year warrants to purchase an aggregate of 5,267,500 shares of the Company’s common stock at an exercise price of $2.00 per share.  See Note 9.

Loss per Share

Basic loss per share is computed by dividing earnings or losses to common stockholders by the weighted average number of common shares outstanding during the period. Diluted loss per share includes potentially dilutive securities such as warrants using various methods such as the treasury stock or modified treasury stock method in the determination of dilutive shares outstanding during each reporting period. The equity instruments attached to the convertible notes were not included in the earnings per share calculations because the inclusion would have been anti-dilutive.

Recent Accounting Pronouncements

Accounting standards promulgated by the FASB change periodically. Changes in such standards may have an impact on the Company’s future financial statements. The following are a summary of recent accounting developments.

The Company has reviewed all recently issued, but not yet effective, accounting pronouncements and does not believe the future adoption of any such pronouncements may be expected to cause a material impact on its financial condition or the results of its operations.

In January 2010, the FASB issued guidance that revises analysis for identifying the primary beneficiary of a variable interest entity, or VIE, by replacing the previous quantitative-based analysis with a framework that is based more on qualitative judgments. The new guidance requires the primary beneficiary of a VIE to be identified as the party that both (i) has the power to direct the activities of a VIE that most significantly impact its economic performance and (ii) has an obligation to absorb losses or a right to receive benefits that could potentially be significant to the VIE. This guidance is effective for financial statements issued for fiscal years, and interim periods within those fiscal years, beginning after November 15, 2009. The Company adopted the provisions of this guidance effective January 1, 2010, which did not have a material impact on its financial statements.

In January 2010, FASB issued ASU No. 2010-01 (“Accounting for Distributions to Shareholders with Components of Stock and Cash”).  The amendments in this update clarify that the stock portion of a distribution to shareholders that allows them to elect to receive cash or stock with a potential limitation on the total amount of cash that all shareholders can elect to receive in the aggregate is considered a share issuance that is reflected in EPS prospectively and is not a stock dividend for purposes of applying Topics 505 and 260 (Equity and Earnings Per Share). The amendments in this update are effective for interim and annual periods ending on or after December 15, 2009, and should be applied on a retrospective basis. The Company has determined that the adoption of this ASU did not have a material impact on its financial statements.

In January 2010, the FASB issued ASU 2010-06, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements (“ASU 2010-06”).  ASU 2010-06 requires new disclosures regarding transfers in and out of the Level 1 and 2 and activity within Level 3 fair value measurements and clarifies existing disclosures of inputs and valuation techniques for Level 2 and 3 fair value measurements.  The new disclosures and clarifications of existing disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosure of activity within Level 3 fair value measurements, which is effective for fiscal years beginning after December 15, 2010.  The Company has adopted of the expanded disclosure requirements of ASU 2010-06 and determined there is no material effect on its financial statements or prior year disclosures.

In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update No. 2011-04, “ Fair Value Measurements (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, ” (“ASU 2011-04”). ASU 2011-04 redefines many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements to ensure consistency between U.S. GAAP and IFRS. ASU 2011-04 also expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. This new guidance is effective for the Company beginning in the first quarter of 2012 and is to be applied prospectively. The Company anticipates that the adoption of this standard will not materially expand its consolidated financial statement footnote disclosures.